Leases-Schedule of Weighted Average Remaining Lease Terms and Discount Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Cost [Abstract]
weighted average remaining lease term (years)	1 year 6 months 7 days	2 years 5 months 26 days
weighted average discount rate	13.00%	13.00%
Components of lease expense:
Operating lease cost	$ 53	$ 44	$ 56
Cash paid for amounts included in the measurement of lease liabilities	$ 56	$ 42